EMPLOYEE BENEFIT PLANS - Plan assets (Details) - Foreign Pension Plans - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plans' assets	$ 4.2	$ 4.1	$ 4.2
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plans' assets	$ 4.2	$ 4.1